S-K 1603(a) SPAC Sponsor - USD ($)	Jul. 29, 2025	Dec. 31, 2024
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]	Suntone Investment Pty Ltd is a privately held Australian company engaged in financial investment activities. Sunton was founded in 2023 and is headquartered at Suite 601, 22 Albert Road, South Melbourne VIC 3205. It focuses on identifying and supporting strategic investment opportunities across a range of sectors. The sponsor was selected for its strong background in corporate finance, cross-border investments, and capital markets.
Suntone Investment Pty Ltd
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Suntone Investment Pty Ltd
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]	It brings regional expertise in financial investments and strategic deal sourcing, with a particular focus on the Asia-Pacific region. The current sponsor, Suntone Investment Pty Ltd, is controlled by its sole member, Jiang Hui Bao, who, while not having prior SPAC experience or involvement in other SPAC transactions, possesses relevant investment experience that supports the sponsor’s role in the business combination process. These qualifications support the conclusion that the sponsor and its affiliates are well-positioned to identify, evaluate, structure, and execute a business combination that creates long-term value for shareholders.
Material Roles and Responsibilities [Text Block]

Our current sponsor plays a central role in facilitating the Business Combination. As the sponsor, it provides strategic guidance and resources throughout the transaction process, including support for public company readiness. Jiang Hui Bao, the sole member of the sponsor, supported the Business Combination by supporting the Sponsor Handover and facilitating the transfer of founder shares in connection with the transaction. In connection with the Business Combination, it acquired 2,000,000 founder shares from IWAC’s original sponsor as part of a Sponsor Handover completed on February 1, 2024. Of these shares, it has agreed to transfer 417,500 founder shares to IWAC’s Chief Financial Officer and certain non-employee directors, subject to the closing of the Business Combination. These transfers are intended to recognize key contributions to the transaction and align long-term incentives. Following these transfers, the sponsor will retain 1,582,500 founder shares.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Reimbursements, Amount		$ 2,930,000
Suntone Investment Pty Ltd | Pubco Class A Shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 23,960,000
Suntone Investment Pty Ltd | Pubco Warrants
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,795,000
Price Paid or to be Paid for Securities, Total Amount	$ 72,884
Binson Lau, Chairman of the IWAC Board and CEO of Btab | Pubco Class A Shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	10,334,350
Price Paid or to be Paid for Securities, Total Amount	$ 125,040,000.00
Binson Lau, Chairman of the IWAC Board and CEO of Btab | Pubco Class V Shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	100,000
John Chen, director of IWAC | Pubco Class A Shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	246,893
Price Paid or to be Paid for Securities, Total Amount	$ 2,900,000
Yueh Eric Seto, director of IWAC | Pubco Class A Shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	124,100
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Matthew Malriat, CFO and director of IWAC | Pubco Class A Shares
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	100,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,100,000